Consolidated Statements of Cash Flows $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash flows from operating activities
Net (loss) income	$ (838,724)	$ 111,658	$ 114,647
Income from discontinued operations, net of tax	36,681	114,408	124,943
Adjustments to reconcile net (loss) income from continuing operations to net cash provided by (used in) operating activities from continuing operations:
Depreciation	354,854	385,987	383,591
Foreign exchange loss (gain), net	308,898	(39,874)	(129,086)
Goodwill impairment	296,000	99,000	118,000
Amortization	211,340	227,956	223,902
Amortization of upfront license fees	210,432	205,739	217,341
Loss on extinguishment of debt	28,265	11,964	54,423
Debt issuance cost amortization	21,327	22,436	22,042
Gain on sale of assets	(27)	(64,714)	(318)
Stock-based compensation	(6,877)	26,514	33,086
Deferred income taxes	(78,207)	(68,293)	(34,494)
Other non-cash items, net	(1,675)	18,942	29,027
Changes in operating assets and liabilities, excluding the effects of dispositions and acquisitions:
Trade and other receivables	73,578	(49,267)	(72,133)
Inventories	16,628	84,472	12,556
Accounts payable	4,595	28,247	(56,256)
Upfront license fees	0	0	(878,055)
Other assets and liabilities	31,076	20,981	(136,939)
Net cash provided by (used in) operating activities from continuing operations	594,802	907,340	(223,609)
Net cash provided by operating activities from discontinued operations	270,829	185,795	253,235
Net cash provided by operating activities	865,631	1,093,135	29,626
Cash flows from investing activities
Capital expenditures	(254,689)	(377,248)	(472,278)
Proceeds from sale of assets	9,251	123,855	19,118
Other	12,151	5,851	2,272
Net cash used in investing activities from continuing operations	(233,287)	(247,542)	(450,888)
Net cash used in investing activities from discontinued operations	(35,284)	(64,648)	(60,649)
Net cash used in investing activities	(268,571)	(312,190)	(511,537)
Cash flows from financing activities
Principal payments on long-term debt	(988,379)	(1,264,647)	(1,899,888)
Payments in connection with the extinguishment of debt	(25,000)	(8,689)	(49,976)
Payments of debt issuance costs	(21,584)	(25,930)	(17,033)
Net (payments of) proceeds from short-term borrowings	(7,135)	(32,067)	34,822
Net receipts from (payments of) financial liabilities	67,138	(34,324)	7,123
Proceeds from long-term debt	750,000	1,397,025	1,687,761
Dividends paid	(40,887)	(163,503)	(163,236)
Dividends paid - non-controlling interests	(136,389)	(136,655)	(126,926)
Return of capital - non-controlling interests	(32,309)	(98,788)	(85,121)
Capital increase - non-controlling interests	8,112	1,499	321,584
Other	(11,426)	(10,195)	(20,655)
Net cash used in financing activities	(437,859)	(376,274)	(311,545)
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	159,201	404,671	(793,456)
Effect of exchange rate changes on cash and cash equivalents and restricted cash and cash equivalents	75,770	(22,197)	(197)
Cash and cash equivalents and restricted cash and cash equivalents at the beginning of the period	894,251	511,777	1,305,430
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period	1,129,222	894,251	511,777
Less: Cash and cash equivalents and restricted cash and cash equivalents of discontinued operations	22,961	18,661	23,749
Cash and cash equivalents and restricted cash and cash equivalents at the end of the period of continuing operations	1,106,261	875,590	488,028
Cash paid during the period for:
Interest	(409,560)	(400,022)	(445,694)
Income taxes	(89,006)	(196,831)	(178,547)
Non-cash investing and financing activities:
Capital expenditures	$ (24,152)	$ (34,878)	$ (40,915)